Segment information and information by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reportable segments
Sales from operations	€ 43,987	€ 69,881	€ 75,822
Operating profit	(3,275)	6,432	9,983
Net provisions for contingencies	349	858	1,120
Depreciation and amortization	(7,304)	(8,106)	(6,988)
Impairments of tangible and intangible assets and right-of-use assets	(3,855)	(2,570)	(1,292)
Reversals of tangible and intangible assets	672	382	426
Write-off of tangible and intangible assets	(329)	(300)	(100)
Share of profit (loss) from equity-accounted investments	(1,733)	(88)	(68)
Assets	109,648	123,440
Equity-accounted investments	6,749	9,035	7,044
Liabilities	72,155	75,540
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	4,644	8,376	9,119
Allocated amounts
Reportable segments
Assets	79,604	91,795	85,483
Liabilities	32,405	36,401	34,540
Elimination of intersegment amounts
Reportable segments
Operating profit	33	(120)	211
Net provisions for contingencies	45	(51)	(21)
Depreciation and amortization	32	32	30
Assets	(402)	(492)	(420)
Liabilities	(83)	(141)	(275)
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	(10)	(14)	(17)
Unallocated amounts
Reportable segments
Assets	30,044	31,645	32,890
Liabilities	39,750	39,139	32,760
Exploration & Production
Reportable segments
Sales from operations	6,359	10,499	9,943
Exploration & Production | Operating segments
Reportable segments
Sales from operations	13,590	23,572	25,744
Operating profit	(610)	7,417	10,214
Net provisions for contingencies	98	97	235
Depreciation and amortization	(6,273)	(7,060)	(6,152)
Impairments of tangible and intangible assets and right-of-use assets	(2,170)	(1,347)	(1,025)
Reversals of tangible and intangible assets	282	130	299
Write-off of tangible and intangible assets	(322)	(292)	(97)
Share of profit (loss) from equity-accounted investments	(980)	7	158
Assets	59,439	68,915	63,051
Equity-accounted investments	2,680	4,108	4,972
Liabilities	17,501	20,164	18,110
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	3,472	6,996	7,901
Exploration & Production | Elimination of intersegment amounts
Reportable segments
Sales from operations	(7,231)	(13,073)	(15,801)
Global Gas & LNG Portfolio
Reportable segments
Sales from operations	5,362	9,230	11,931
Global Gas & LNG Portfolio | Operating segments
Reportable segments
Sales from operations	7,051	11,779	14,807
Operating profit	(332)	431	387
Net provisions for contingencies	64	234	53
Depreciation and amortization	(125)	(124)	(226)
Impairments of tangible and intangible assets and right-of-use assets	(2)		(6)
Reversals of tangible and intangible assets		5	79
Write-off of tangible and intangible assets			(1)
Share of profit (loss) from equity-accounted investments	(15)	(21)	(2)
Assets	4,020	4,092	4,642
Equity-accounted investments	259	346	355
Liabilities	3,785	3,836	4,089
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	11	15	26
Global Gas & LNG Portfolio | Elimination of intersegment amounts
Reportable segments
Sales from operations	(1,689)	(2,549)	(2,876)
Refining & Marketing and Chemical
Reportable segments
Sales from operations	24,937	41,976	46,088
Refining & Marketing and Chemical | Operating segments
Reportable segments
Sales from operations	25,340	42,360	46,483
Operating profit	(2,463)	(682)	(501)
Net provisions for contingencies	118	276	274
Depreciation and amortization	(575)	(620)	(399)
Impairments of tangible and intangible assets and right-of-use assets	(1,605)	(1,127)	(193)
Reversals of tangible and intangible assets	334	205
Write-off of tangible and intangible assets		(6)	(2)
Share of profit (loss) from equity-accounted investments	(363)	(63)	(67)
Assets	10,716	13,569	13,099
Equity-accounted investments	2,605	3,107	275
Liabilities	5,460	6,272	6,201
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	771	933	877
Refining & Marketing and Chemical | Elimination of intersegment amounts
Reportable segments
Sales from operations	(403)	(384)	(395)
Eni gas e luce, Power & Renewables
Reportable segments
Sales from operations	7,135	7,972	7,684
Eni gas e luce, Power & Renewables | Operating segments
Reportable segments
Sales from operations	7,536	8,448	8,218
Operating profit	660	74	340
Net provisions for contingencies	(2)	(5)
Depreciation and amortization	(217)	(190)	(182)
Impairments of tangible and intangible assets and right-of-use assets	(56)	(83)	(50)
Reversals of tangible and intangible assets	55	41	48
Write-off of tangible and intangible assets	(7)	(1)
Share of profit (loss) from equity-accounted investments	6	10	11
Assets	4,387	4,068	4,008
Equity-accounted investments	217	141	139
Liabilities	2,426	2,380	2,364
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	293	357	238
Eni gas e luce, Power & Renewables | Elimination of intersegment amounts
Reportable segments
Sales from operations	(401)	(476)	(534)
Corporate and Other activities
Reportable segments
Sales from operations	194	204	176
Corporate and Other activities | Operating segments
Reportable segments
Sales from operations	1,559	1,676	1,588
Operating profit	(563)	(688)	(668)
Net provisions for contingencies	26	307	579
Depreciation and amortization	(146)	(144)	(59)
Impairments of tangible and intangible assets and right-of-use assets	(22)	(13)	(18)
Reversals of tangible and intangible assets	1	1
Write-off of tangible and intangible assets		(1)
Share of profit (loss) from equity-accounted investments	(381)	(21)	(168)
Assets	1,444	1,643	1,103
Equity-accounted investments	988	1,333	1,303
Liabilities	3,316	3,890	4,051
Capital expenditure in tangible and intangible assets and prepaid right-of-use assets	107	89	94
Corporate and Other activities | Elimination of intersegment amounts
Reportable segments
Sales from operations	€ (1,365)	€ (1,472)	€ (1,412)